STATEMENT OF INVESTMENTS
BNY Mellon Stock Index Fund, Inc.

March 31, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 102.9%
Automobiles & Components - 2.1%
Aptiv PLC	20,887	[a]	2,343,313
BorgWarner, Inc.	18,391		903,182
Ford Motor Co.	304,110		3,831,786
General Motors Co.	108,506		3,980,000
Tesla, Inc.	209,545	[a]	43,472,206
			54,530,487
Banks - 3.2%
Bank of America Corp.	542,559		15,517,187
Citigroup, Inc.	150,271		7,046,207
Citizens Financial Group, Inc.	39,097		1,187,376
Comerica, Inc.	10,329		448,485
Fifth Third Bancorp	52,442		1,397,055
First Republic Bank	14,045	[b]	196,490
Huntington Bancshares, Inc.	111,668		1,250,682
JPMorgan Chase & Co.	228,584		29,786,781
KeyCorp	71,204		891,474
M&T Bank Corp.	13,460		1,609,412
Regions Financial Corp.	74,250		1,378,080
The PNC Financial Services Group, Inc.	31,133		3,957,004
Truist Financial Corp.	103,959		3,545,002
U.S. Bancorp	106,506		3,839,541
Wells Fargo & Co.	296,212		11,072,405
Zions Bancorp NA	11,973		358,352
			83,481,533
Capital Goods - 5.9%
3M Co.	42,904		4,509,639
A.O. Smith Corp.	10,188		704,500
Allegion PLC	6,569		701,109
AMETEK, Inc.	17,827		2,590,798
Carrier Global Corp.	64,796	[a]	2,964,417
Caterpillar, Inc.	40,454		9,257,493
Cummins, Inc.	10,811		2,582,532
Deere & Co.	21,085		8,705,575
Dover Corp.	10,769		1,636,242
Eaton Corp. PLC	30,756		5,269,733
Emerson Electric Co.	44,776		3,901,781
Fastenal Co.	44,255		2,387,115
Fortive Corp.	27,856		1,898,944
Generac Holdings, Inc.	4,979	[a]	537,782

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 102.9% (continued)
Capital Goods - 5.9% (continued)
General Dynamics Corp.	17,651		4,028,135
General Electric Co.	84,512		8,079,347
Honeywell International, Inc.	52,264		9,988,696
Howmet Aerospace, Inc.	27,728		1,174,835
Huntington Ingalls Industries, Inc.	2,994		619,818
IDEX Corp.	6,013		1,389,183
Illinois Tool Works, Inc.	21,589		5,255,842
Ingersoll Rand, Inc.	31,994		1,861,411
Johnson Controls International PLC	53,997		3,251,699
L3Harris Technologies, Inc.	14,928		2,929,471
Lockheed Martin Corp.	17,863		8,444,376
Masco Corp.	17,682		879,149
Nordson Corp.	4,272		949,495
Northrop Grumman Corp.	11,159		5,152,333
Otis Worldwide Corp.	32,662		2,756,673
PACCAR, Inc.	40,327		2,951,936
Parker-Hannifin Corp.	10,050		3,377,905
Pentair PLC	12,767		705,632
Quanta Services, Inc.	10,950		1,824,708
Raytheon Technologies Corp.	114,277		11,191,147
Rockwell Automation, Inc.	8,959		2,629,019
Snap-on, Inc.	4,202		1,037,432
Stanley Black & Decker, Inc.	11,507		927,234
Textron, Inc.	16,099		1,137,072
The Boeing Company	43,532	[a]	9,247,503
Trane Technologies PLC	18,018		3,314,952
TransDigm Group, Inc.	4,050	[a]	2,985,052
United Rentals, Inc.	5,434		2,150,560
W.W. Grainger, Inc.	3,458		2,381,905
Wabtec Corp.	14,442		1,459,509
Xylem, Inc.	14,024		1,468,313
			153,198,002
Commercial & Professional Services - 1.3%
Automatic Data Processing, Inc.	32,165		7,160,894
Broadridge Financial Solutions, Inc.	9,084		1,331,442
Cintas Corp.	6,767		3,130,956
Copart, Inc.	33,256	[a]	2,501,184
CoStar Group, Inc.	31,659	[a]	2,179,722
Equifax, Inc.	9,339		1,894,323
Jacobs Solutions, Inc.	10,005		1,175,688
Leidos Holdings, Inc.	10,745		989,185
Paychex, Inc.	24,853		2,847,905
Republic Services, Inc.	16,125		2,180,422
Robert Half International, Inc.	8,109		653,342

Description	Shares		Value ($)
Common Stocks - 102.9% (continued)
Commercial & Professional Services - 1.3% (continued)
Rollins, Inc.	17,604		660,678
Verisk Analytics, Inc.	12,160		2,333,018
Waste Management, Inc.	29,286		4,778,597
			33,817,356
Consumer Discretionary Distribution - 5.3%
Advance Auto Parts, Inc.	4,435		539,340
Amazon.com, Inc.	694,970	[a]	71,783,451
AutoZone, Inc.	1,456	[a]	3,579,066
Bath & Body Works, Inc.	17,962		657,050
Best Buy Co., Inc.	15,469		1,210,759
CarMax, Inc.	12,714	[a]	817,256
eBay, Inc.	42,109		1,868,376
Etsy, Inc.	9,593	[a]	1,067,989
Genuine Parts Co.	10,758		1,799,921
LKQ Corp.	19,977		1,133,895
Lowe's Cos., Inc.	47,200		9,438,584
O'Reilly Automotive, Inc.	4,874	[a]	4,137,929
Pool Corp.	3,056		1,046,497
Ross Stores, Inc.	26,908		2,855,746
The Home Depot, Inc.	79,312		23,406,557
The TJX Companies, Inc.	89,876		7,042,683
Tractor Supply Co.	8,655		2,034,271
Ulta Beauty, Inc.	3,999	[a]	2,182,134
			136,601,504
Consumer Durables & Apparel - .9%
D.R. Horton, Inc.	23,999		2,344,462
Garmin Ltd.	11,939		1,204,884
Hasbro, Inc.	10,374		556,980
Lennar Corp., Cl. A	20,069		2,109,453
Mohawk Industries, Inc.	4,187	[a]	419,621
Newell Brands, Inc.	28,859	[b]	359,006
NIKE, Inc., Cl. B	97,094		11,907,608
NVR, Inc.	236	[a]	1,315,037
PulteGroup, Inc.	17,126		998,103
Ralph Lauren Corp.	3,442	[b]	401,578
Tapestry, Inc.	19,385		835,687
VF Corp.	25,670		588,100
Whirlpool Corp.	4,271		563,857
			23,604,376
Consumer Services - 2.2%
Booking Holdings, Inc.	3,008	[a]	7,978,449
Caesars Entertainment, Inc.	17,331	[a]	845,926
Carnival Corp.	75,006	[a,b]	761,311
Chipotle Mexican Grill, Inc.	2,173	[a]	3,712,114

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 102.9% (continued)
Consumer Services - 2.2% (continued)
Darden Restaurants, Inc.	9,596		1,488,915
Domino's Pizza, Inc.	2,650		874,155
Expedia Group, Inc.	11,873	[a]	1,152,037
Hilton Worldwide Holdings, Inc.	20,977		2,955,030
Las Vegas Sands Corp.	24,957	[a]	1,433,780
Marriott International, Inc., Cl. A	20,632		3,425,737
McDonald's Corp.	56,936		15,919,875
MGM Resorts International	24,017		1,066,835
Norwegian Cruise Line Holdings Ltd.	29,064	[a,b]	390,911
Royal Caribbean Cruises Ltd.	17,591	[a,b]	1,148,692
Starbucks Corp.	89,225		9,290,999
Wynn Resorts Ltd.	8,181	[a]	915,536
Yum! Brands, Inc.	22,085		2,916,987
			56,277,289
Consumer Staples Distribution - 2.0%
Costco Wholesale Corp.	34,630		17,206,608
Dollar General Corp.	17,374		3,656,532
Dollar Tree, Inc.	16,158	[a]	2,319,481
Sysco Corp.	39,732		3,068,502
Target Corp.	36,026		5,966,986
The Kroger Company	49,968		2,466,920
Walgreens Boots Alliance, Inc.	55,045		1,903,456
Walmart, Inc.	109,717		16,177,772
			52,766,257
Energy - 4.7%
APA Corp.	24,931		899,012
Baker Hughes Co.	78,519		2,266,058
Chevron Corp.	138,288		22,563,070
ConocoPhillips	95,939		9,518,108
Coterra Energy, Inc.	60,709		1,489,799
Devon Energy Corp.	50,396		2,550,542
Diamondback Energy, Inc.	14,374		1,942,934
EOG Resources, Inc.	45,939		5,265,988
EQT Corp.	29,308		935,218
Exxon Mobil Corp.	320,139		35,106,443
Halliburton Co.	69,986		2,214,357
Hess Corp.	21,369		2,827,973
Kinder Morgan, Inc.	155,081		2,715,468
Marathon Oil Corp.	51,310		1,229,388
Marathon Petroleum Corp.	35,701		4,813,566
Occidental Petroleum Corp.	56,661		3,537,346
ONEOK, Inc.	35,093		2,229,809
Phillips 66	36,239		3,673,910
Pioneer Natural Resources Co.	18,496		3,777,623

Description	Shares		Value ($)
Common Stocks - 102.9% (continued)
Energy - 4.7% (continued)
Schlumberger NV	109,997		5,400,853
Targa Resources Corp.	17,442		1,272,394
The Williams Companies, Inc.	94,183		2,812,304
Valero Energy Corp.	30,137		4,207,125
			123,249,288
Equity Real Estate Investment - 2.6%
Alexandria Real Estate Equities, Inc.	12,877	[c]	1,617,222
American Tower Corp.	36,141	[c]	7,385,052
AvalonBay Communities, Inc.	10,663	[c]	1,792,024
Boston Properties, Inc.	11,053	[c]	598,188
Camden Property Trust	8,017	[c]	840,502
Crown Castle, Inc.	33,953	[c]	4,544,270
Digital Realty Trust, Inc.	22,543	[c]	2,216,202
Equinix, Inc.	7,255	[c]	5,231,145
Equity Residential	25,849	[c]	1,550,940
Essex Property Trust, Inc.	4,951	[c]	1,035,452
Extra Space Storage, Inc.	10,548	[c]	1,718,586
Federal Realty Investment Trust	5,635	[c]	556,907
Healthpeak Properties, Inc.	41,016	[c]	901,122
Host Hotels & Resorts, Inc.	55,140	[c]	909,259
Invitation Homes, Inc.	45,273	[c]	1,413,876
Iron Mountain, Inc.	22,339	[c]	1,181,956
Kimco Realty Corp.	47,468	[c]	927,050
Mid-America Apartment Communities, Inc.	9,135	[c]	1,379,750
Prologis, Inc.	71,756	[c]	8,952,996
Public Storage	12,368	[c]	3,736,868
Realty Income Corp.	49,057	[c]	3,106,289
Regency Centers Corp.	11,470	[c]	701,735
SBA Communications Corp.	8,459	[c]	2,208,391
Simon Property Group, Inc.	25,605	[c]	2,866,992
UDR, Inc.	23,607	[c]	969,303
Ventas, Inc.	31,010	[c]	1,344,283
VICI Properties, Inc.	80,570	[c]	2,628,193
Welltower, Inc.	36,737	[c]	2,633,676
Weyerhaeuser Co.	56,712	[c]	1,708,733
			66,656,962
Financial Services - 7.9%
American Express Co.	46,417		7,656,484
Ameriprise Financial, Inc.	8,314		2,548,241
Berkshire Hathaway, Inc., Cl. B	140,390	[a]	43,348,220
BlackRock, Inc.	11,669		7,807,961
Capital One Financial Corp.	29,428		2,829,796
Cboe Global Markets, Inc.	8,239		1,106,003

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 102.9% (continued)
Financial Services - 7.9% (continued)
CME Group, Inc.	27,790		5,322,341
Discover Financial Services	21,422		2,117,350
FactSet Research Systems, Inc.	3,001		1,245,685
Fidelity National Information Services, Inc.	46,523		2,527,595
Fiserv, Inc.	49,788	[a]	5,627,538
FLEETCOR Technologies, Inc.	5,759	[a]	1,214,285
Franklin Resources, Inc.	21,069	[b]	567,599
Global Payments, Inc.	21,200		2,231,088
Intercontinental Exchange, Inc.	43,490		4,535,572
Invesco Ltd.	35,223		577,657
Jack Henry & Associates, Inc.	5,578		840,716
MarketAxess Holdings, Inc.	2,943		1,151,566
Mastercard, Inc., Cl. A	65,772		23,902,203
Moody's Corp.	12,272		3,755,477
Morgan Stanley	102,478		8,997,568
MSCI, Inc.	6,269		3,508,697
Nasdaq, Inc.	26,073		1,425,411
Northern Trust Corp.	16,354		1,441,278
PayPal Holdings, Inc.	88,438	[a]	6,715,982
Raymond James Financial, Inc.	14,841		1,384,220
S&P Global, Inc.	25,630		8,836,455
State Street Corp.	26,912		2,036,969
Synchrony Financial	36,049		1,048,305
T. Rowe Price Group, Inc.	17,597		1,986,701
The Bank of New York Mellon Corp.	57,378		2,607,256
The Charles Schwab Corp.	118,568		6,210,592
The Goldman Sachs Group, Inc.	26,324		8,610,844
Visa, Inc., Cl. A	126,749	[b]	28,576,830
			204,300,485
Food, Beverage & Tobacco - 3.7%
Altria Group, Inc.	138,792		6,192,899
Archer-Daniels-Midland Co.	43,070		3,430,956
Brown-Forman Corp., Cl. B	14,193		912,184
Bunge Ltd.	11,610		1,108,987
Campbell Soup Co.	15,344		843,613
Conagra Brands, Inc.	37,016		1,390,321
Constellation Brands, Inc., Cl. A	12,587		2,843,277
General Mills, Inc.	46,300		3,956,798
Hormel Foods Corp.	21,836		870,820
Kellogg Co.	19,700		1,319,112
Keurig Dr. Pepper, Inc.	65,818		2,322,059
Lamb Weston Holdings, Inc.	11,136		1,163,935
McCormick & Co., Inc.	19,484		1,621,264

Description	Shares		Value ($)
Common Stocks - 102.9% (continued)
Food, Beverage & Tobacco - 3.7% (continued)
Molson Coors Beverage Co., Cl. B	14,740		761,763
Mondelez International, Inc., Cl. A	107,069		7,464,851
Monster Beverage Corp.	59,330	[a]	3,204,413
PepsiCo, Inc.	107,098		19,523,965
Philip Morris International, Inc.	120,506		11,719,208
The Coca-Cola Company	302,553		18,767,363
The Hershey Company	11,465		2,916,811
The J.M. Smucker Company	8,354		1,314,669
The Kraft Heinz Company	62,673		2,423,565
Tyson Foods, Inc., Cl. A	21,964		1,302,904
			97,375,737
Health Care Equipment & Services - 6.1%
Abbott Laboratories	135,538		13,724,578
Align Technology, Inc.	5,705	[a]	1,906,269
AmerisourceBergen Corp.	12,766		2,043,964
Baxter International, Inc.	39,855		1,616,519
Becton, Dickinson and Co.	22,170		5,487,962
Boston Scientific Corp.	111,731	[a]	5,589,902
Cardinal Health, Inc.	19,996		1,509,698
Centene Corp.	43,242	[a]	2,733,327
CVS Health Corp.	100,311		7,454,110
DaVita, Inc.	4,538	[a]	368,077
Dentsply Sirona, Inc.	15,670		615,518
DexCom, Inc.	30,126	[a]	3,500,039
Edwards Lifesciences Corp.	48,038	[a]	3,974,184
Elevance Health, Inc.	18,556		8,532,234
GE HealthCare Technologies, Inc.	28,826	[a]	2,364,597
HCA Healthcare, Inc.	16,625		4,383,680
Henry Schein, Inc.	10,414	[a]	849,158
Hologic, Inc.	19,767	[a]	1,595,197
Humana, Inc.	9,876		4,794,403
IDEXX Laboratories, Inc.	6,463	[a]	3,232,017
Insulet Corp.	5,473	[a]	1,745,668
Intuitive Surgical, Inc.	27,390	[a]	6,997,323
Laboratory Corp. of America Holdings	6,776		1,554,550
McKesson Corp.	10,807		3,847,832
Medtronic PLC	103,283		8,326,675
Molina Healthcare, Inc.	4,612	[a]	1,233,664
Quest Diagnostics, Inc.	8,929		1,263,275
ResMed, Inc.	11,226		2,458,382
Steris PLC	7,849		1,501,357
Stryker Corp.	26,121		7,456,762
Teleflex, Inc.	3,699		936,994
The Cigna Group	23,392		5,977,358

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 102.9% (continued)
Health Care Equipment & Services - 6.1% (continued)
The Cooper Companies, Inc.	3,795		1,416,901
UnitedHealth Group, Inc.	72,633		34,325,629
Universal Health Services, Inc., Cl. B	5,136		652,786
Zimmer Biomet Holdings, Inc.	16,480		2,129,216
			158,099,805
Household & Personal Products - 1.7%
Church & Dwight Co., Inc.	18,782		1,660,517
Colgate-Palmolive Co.	64,926		4,879,189
Kimberly-Clark Corp.	26,197		3,516,161
The Clorox Company	9,600		1,519,104
The Estee Lauder Companies, Inc., Cl. A	18,132		4,468,813
The Procter & Gamble Company	184,211		27,390,334
			43,434,118
Insurance - 2.2%
Aflac, Inc.	44,363		2,862,301
American International Group, Inc.	58,248		2,933,369
Aon PLC, Cl. A	15,960		5,032,028
Arch Capital Group Ltd.	29,305	[a]	1,988,930
Arthur J. Gallagher & Co.	16,113		3,082,578
Assurant, Inc.	3,877		465,511
Brown & Brown, Inc.	18,041		1,035,914
Chubb Ltd.	32,156		6,244,052
Cincinnati Financial Corp.	12,484		1,399,207
Everest Re Group Ltd.	3,053		1,093,035
Globe Life, Inc.	7,089		779,932
Lincoln National Corp.	12,499		280,853
Loews Corp.	15,461		897,047
Marsh & McLennan Cos., Inc.	38,419		6,398,684
MetLife, Inc.	50,508		2,926,434
Principal Financial Group, Inc.	17,371		1,291,013
Prudential Financial, Inc.	28,853		2,387,297
The Allstate Corp.	20,710		2,294,875
The Hartford Financial Services Group, Inc.	24,491		1,706,778
The Progressive Corp.	45,753		6,545,424
The Travelers Companies, Inc.	18,112		3,104,578
W.R. Berkley Corp.	16,544		1,030,029
Willis Towers Watson PLC	8,486		1,971,977
			57,751,846
Materials - 2.7%
Air Products & Chemicals, Inc.	17,328		4,976,775
Albemarle Corp.	9,210		2,035,778
Amcor PLC	118,442		1,347,870
Avery Dennison Corp.	6,467		1,157,140

Description	Shares		Value ($)
Common Stocks - 102.9% (continued)
Materials - 2.7% (continued)
Ball Corp.	24,463	[b]	1,348,156
Celanese Corp.	7,745		843,353
CF Industries Holdings, Inc.	15,757		1,142,225
Corteva, Inc.	55,080		3,321,875
Dow, Inc.	54,798		3,004,026
DuPont de Nemours, Inc.	35,796		2,569,079
Eastman Chemical Co.	9,290		783,519
Ecolab, Inc.	19,152		3,170,231
FMC Corp.	9,951		1,215,316
Freeport-McMoRan, Inc.	110,193		4,507,996
International Flavors & Fragrances, Inc.	19,819		1,822,555
International Paper Co.	27,725		999,763
Linde PLC	38,431		13,659,915
LyondellBasell Industries NV, Cl. A	19,738		1,853,201
Martin Marietta Materials, Inc.	4,900		1,739,794
Newmont Corp.	62,195		3,048,799
Nucor Corp.	19,660		3,036,880
Packaging Corp. of America	7,501		1,041,364
PPG Industries, Inc.	18,293		2,443,579
Sealed Air Corp.	10,925		501,567
Steel Dynamics, Inc.	12,729		1,439,141
The Mosaic Company	26,695		1,224,767
The Sherwin-Williams Company	18,155		4,080,699
Vulcan Materials Co.	10,188		1,747,853
WestRock Co.	20,638		628,840
			70,692,056
Media & Entertainment - 7.2%
Activision Blizzard, Inc.	55,452	[a]	4,746,137
Alphabet, Inc., Cl. A	463,502	[a]	48,079,062
Alphabet, Inc., Cl. C	405,343	[a]	42,155,672
Charter Communications, Inc., Cl. A	8,418	[a]	3,010,361
Comcast Corp., Cl. A	329,786		12,502,187
DISH Network Corp., Cl. A	19,954	[a,b]	186,171
Electronic Arts, Inc.	20,238		2,437,667
Fox Corp., Cl. A	24,354		829,254
Fox Corp., Cl. B	10,639		333,107
Live Nation Entertainment, Inc.	10,512	[a]	735,840
Match Group, Inc.	22,232	[a]	853,486
Meta Platforms, Inc., Cl. A	173,421	[a]	36,754,847
Netflix, Inc.	34,594	[a]	11,951,535
News Corporation, Cl. A	29,712		513,126
News Corporation, Cl. B	9,399		163,825
Omnicom Group, Inc.	15,541		1,466,138
Paramount Global, Cl. B	40,076	[b]	894,096

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 102.9% (continued)
Media & Entertainment - 7.2% (continued)
Take-Two Interactive Software, Inc.	12,004	[a]	1,432,077
The Interpublic Group of Companies, Inc.	30,460		1,134,330
The Walt Disney Company	141,717	[a]	14,190,123
Warner Bros Discovery, Inc.	170,780	[a]	2,578,778
			186,947,819
Pharmaceuticals Biotechnology & Life Sciences - 8.5%
AbbVie, Inc.	138,283		22,038,162
Agilent Technologies, Inc.	23,033		3,186,385
Amgen, Inc.	41,478		10,027,306
Biogen, Inc.	11,182	[a]	3,108,931
Bio-Rad Laboratories, Inc., Cl. A	1,669	[a]	799,484
Bio-Techne Corp.	11,768		873,068
Bristol-Myers Squibb Co.	165,279		11,455,487
Catalent, Inc.	14,373	[a]	944,450
Charles River Laboratories International, Inc.	3,935	[a]	794,162
Danaher Corp.	50,930		12,836,397
Eli Lilly & Co.	61,306		21,053,707
Gilead Sciences, Inc.	97,381		8,079,702
Illumina, Inc.	12,385	[a]	2,880,132
Incyte Corp.	14,448	[a]	1,044,157
IQVIA Holdings, Inc.	14,563	[a]	2,896,435
Johnson & Johnson	204,197		31,650,535
Merck & Co., Inc.	197,091		20,968,511
Mettler-Toledo International, Inc.	1,729	[a]	2,645,733
Moderna, Inc.	25,904	[a]	3,978,336
Organon & Co.	19,047		447,985
PerkinElmer, Inc.	9,585		1,277,297
Pfizer, Inc.	438,275		17,881,620
Regeneron Pharmaceuticals, Inc.	8,292	[a]	6,813,288
Thermo Fisher Scientific, Inc.	30,488		17,572,369
Vertex Pharmaceuticals, Inc.	19,854	[a]	6,255,400
Viatris, Inc.	94,185		906,060
Waters Corp.	4,658	[a]	1,442,257
West Pharmaceutical Services, Inc.	5,883		2,038,283
Zoetis, Inc.	36,060		6,001,826
			221,897,465
Real Estate Management & Development - .1%
CBRE Group, Inc., Cl. A	24,772	[a]	1,803,649
Semiconductors & Semiconductor Equipment - 6.6%
Advanced Micro Devices, Inc.	125,338	[a]	12,284,377
Analog Devices, Inc.	39,552		7,800,445
Applied Materials, Inc.	65,416		8,035,047
Broadcom, Inc.	32,544		20,878,278

Description	Shares		Value ($)
Common Stocks - 102.9% (continued)
Semiconductors & Semiconductor Equipment - 6.6% (continued)
Enphase Energy, Inc.	10,709	[a]	2,251,889
First Solar, Inc.	7,920	[a]	1,722,600
Intel Corp.	320,816		10,481,059
KLA Corp.	10,772		4,299,859
Lam Research Corp.	10,536		5,585,344
Microchip Technology, Inc.	42,754		3,581,930
Micron Technology, Inc.	85,016		5,129,865
Monolithic Power Systems, Inc.	3,494		1,748,887
NVIDIA Corp.	191,651		53,234,898
NXP Semiconductors NV	20,282		3,782,086
ON Semiconductor Corp.	33,711	[a]	2,775,090
Qorvo, Inc.	7,891	[a]	801,489
Qualcomm, Inc.	87,142		11,117,576
Skyworks Solutions, Inc.	12,304		1,451,626
SolarEdge Technologies, Inc.	4,400	[a]	1,337,380
Teradyne, Inc.	12,212	[b]	1,312,912
Texas Instruments, Inc.	70,551		13,123,192
			172,735,829
Software & Services - 11.0%
Accenture PLC, Cl. A	48,980		13,998,974
Adobe, Inc.	35,733	[a]	13,770,426
Akamai Technologies, Inc.	12,149	[a]	951,267
Ansys, Inc.	6,789	[a]	2,259,379
Autodesk, Inc.	16,856	[a]	3,508,745
Cadence Design Systems, Inc.	21,494	[a]	4,515,674
Ceridian HCM Holding, Inc.	12,225	[a]	895,114
Cognizant Technology Solutions Corp., Cl. A	39,658		2,416,362
DXC Technology Co.	17,969	[a]	459,288
EPAM Systems, Inc.	4,511	[a]	1,348,789
Fair Isaac Corp.	1,950	[a]	1,370,245
Fortinet, Inc.	50,495	[a]	3,355,898
Gartner, Inc.	6,196	[a]	2,018,471
Gen Digital, Inc.	45,004		772,269
International Business Machines Corp.	70,283		9,213,398
Intuit, Inc.	21,909		9,767,689
Microsoft Corp.	580,254		167,287,228
Oracle Corp.	119,466		11,100,781
Paycom Software, Inc.	3,782	[a]	1,149,766
PTC, Inc.	7,994	[a]	1,025,071
Roper Technologies, Inc.	8,224		3,624,235
Salesforce, Inc.	77,736	[a]	15,530,098
ServiceNow, Inc.	15,667	[a]	7,280,768

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 102.9% (continued)
Software & Services - 11.0% (continued)
Synopsys, Inc.	11,887	[a]	4,591,354
Tyler Technologies, Inc.	3,209	[a]	1,138,040
Verisign, Inc.	7,231	[a]	1,528,127
			284,877,456
Technology Hardware & Equipment - 9.2%
Amphenol Corp., Cl. A	45,669		3,732,071
Apple, Inc.	1,159,031		191,124,212
Arista Networks, Inc.	19,430	[a]	3,261,520
CDW Corp.	10,287		2,004,833
Cisco Systems, Inc.	321,631		16,813,261
Corning, Inc.	58,891		2,077,674
F5, Inc.	4,423	[a]	644,387
Hewlett Packard Enterprise Co.	100,882		1,607,050
HP, Inc.	68,791		2,019,016
Juniper Networks, Inc.	24,841		855,027
Keysight Technologies, Inc.	14,018	[a]	2,263,627
Motorola Solutions, Inc.	12,817		3,667,328
NetApp, Inc.	17,042		1,088,132
Seagate Technology Holdings PLC	14,788	[b]	977,783
TE Connectivity Ltd.	24,939		3,270,750
Teledyne Technologies, Inc.	3,644	[a]	1,630,180
Trimble, Inc.	18,657	[a]	978,000
Western Digital Corp.	23,826	[a]	897,525
Zebra Technologies Corp., Cl. A	4,012	[a]	1,275,816
			240,188,192
Telecommunication Services - 1.2%
AT&T, Inc.	554,024		10,664,962
T-Mobile US, Inc.	46,266	[a]	6,701,167
Verizon Communications, Inc.	326,477		12,696,691
			30,062,820
Transportation - 1.7%
Alaska Air Group, Inc.	9,367	[a,b]	393,039
American Airlines Group, Inc.	50,066	[a]	738,474
C.H. Robinson Worldwide, Inc.	8,843		878,729
CSX Corp.	164,836		4,935,190
Delta Air Lines, Inc.	50,184	[a]	1,752,425
Expeditors International of Washington, Inc.	12,646	[a]	1,392,578
FedEx Corp.	17,987		4,109,850
J.B. Hunt Transport Services, Inc.	6,542		1,147,859
Norfolk Southern Corp.	17,831		3,780,172
Old Dominion Freight Line, Inc.	6,980		2,379,063
Southwest Airlines Co.	46,719		1,520,236
Union Pacific Corp.	47,792		9,618,618

Description		Shares		Value ($)
Common Stocks - 102.9% (continued)
Transportation - 1.7% (continued)
United Airlines Holdings, Inc.		25,858	[a]	1,144,216
United Parcel Service, Inc., Cl. B		56,733		11,005,635
				44,796,084
Utilities - 2.9%
Alliant Energy Corp.		19,357		1,033,664
Ameren Corp.		20,446		1,766,330
American Electric Power Co., Inc.		39,794		3,620,856
American Water Works Co., Inc.		15,591		2,283,926
Atmos Energy Corp.		10,784		1,211,690
CenterPoint Energy, Inc.		50,093		1,475,740
CMS Energy Corp.		22,562		1,384,856
Consolidated Edison, Inc.		27,352		2,616,766
Constellation Energy Corp.		25,041		1,965,718
Dominion Energy, Inc.		64,901		3,628,615
DTE Energy Co.		15,190		1,663,913
Duke Energy Corp.		59,573		5,747,007
Edison International		29,202		2,061,369
Entergy Corp.		15,698		1,691,303
Evergy, Inc.		17,768		1,085,980
Eversource Energy		27,127		2,122,959
Exelon Corp.		76,055		3,185,944
FirstEnergy Corp.		42,405		1,698,744
NextEra Energy, Inc.		154,474		11,906,856
NiSource, Inc.		30,322		847,803
NRG Energy, Inc.		18,788		644,241
PG&E Corp.		123,634	[a,b]	1,999,162
Pinnacle West Capital Corp.		8,714		690,497
PPL Corp.		56,327		1,565,327
Public Service Enterprise Group, Inc.		38,908		2,429,805
Sempra Energy		24,511		3,705,083
The AES Corp.		52,964		1,275,373
The Southern Company		85,356		5,939,070
WEC Energy Group, Inc.		24,899		2,360,176
Xcel Energy, Inc.		42,906		2,893,581
				76,502,354
Total Common Stocks (cost $692,579,081)				2,675,648,769
	1-Day Yield (%)
Investment Companies - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $31,481,404)	4.89	31,481,404	[d]	31,481,404

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $1,782,157)	4.89	1,782,157	[d]	1,782,157
Total Investments (cost $725,842,642)		104.2%		2,708,912,330
Liabilities, Less Cash and Receivables		(4.2%)		(109,807,958)
Net Assets		100.0%		2,599,104,372

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2023, the value of the fund’s securities on loan was $37,403,134 and the value of the collateral was $37,655,163, consisting of cash collateral of $1,782,157 and U.S. Government & Agency securities valued at $35,873,006. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Stock Index Fund, Inc.

March 31, 2023 (Unaudited)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
Standard & Poor's 500 E-mini	173	6/16/2023	33,795,187	35,791,538	1,996,351
Gross Unrealized Appreciation				1,996,351

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Stock Index Fund, Inc.

March 31, 2023 (Unaudited)

The following is a summary of the inputs used as of March 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,675,648,769	-	-	2,675,648,769
Investment Companies	33,263,561	-	-	33,263,561
Other Financial Instruments:
Futures††	1,996,351	-	-	1,996,351

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2023 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At March 31, 2023, accumulated net unrealized appreciation on investments was $1,983,069,688, consisting of $2,019,688,309 gross unrealized appreciation and $36,618,621 gross unrealized depreciation.

At March 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.